Qualitative and Quantitative Information of Financial Risks - Schedule of Interest Rate Sensitivity (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 EUR (€)
Interest Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0020	0.0020
Decrease in interest rate	(0.0020)	(0.0020)
Effect on profit before tax due to increase in interest rate		€ (21)
Effect on profit before tax due to decrease in interest rate		€ 11
Interest Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0050	0.0050
Decrease in interest rate	(0.0050)	(0.0050)
Effect on profit before tax due to increase in interest rate		€ (111)
Effect on profit before tax due to decrease in interest rate		€ 26
Interest Rate Sensitivity Three
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0100	0.0100
Decrease in interest rate	(0.0100)	(0.0100)
Effect on profit before tax due to increase in interest rate		€ (406)
Effect on profit before tax due to decrease in interest rate		€ 53